Goodwill (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 3,301,439	$ 3,301,439
Goodwill carrying amount	$ 4,448,896	$ 4,785,857